Condensed combined consolidated Statements of Partners' Capital - USD ($) $ in Thousands	Common Unitholders Public	Common Unitholder Antero	Subordinated Unitholder Antero	General Partner	Total	Parent
Balance (Predecessor) at Dec. 31, 2011						$ 29,002
Balance at Dec. 31, 2011					$ 29,002
Partner' Capital
Net income (loss) and comprehensive income (loss) | Predecessor						(4,715)
Net income (loss) and comprehensive income (loss)					(4,715)
Net income (loss) and comprehensive income (loss)					(4,715)
Deemed contribution from parent, net | Predecessor						120,610
Deemed contribution from parent, net					120,610
Balance (Predecessor) at Dec. 31, 2012						144,897
Balance at Dec. 31, 2012					144,897
Partner' Capital
Net income (loss) and comprehensive income (loss) | Predecessor						2,015
Net income (loss) and comprehensive income (loss)					2,015
Equity-based compensation | Predecessor						24,349
Equity-based compensation					24,349
Net income (loss) and comprehensive income (loss)					2,015
Deemed contribution from parent, net | Predecessor						560,800
Deemed contribution from parent, net					560,800
Balance (Predecessor) at Dec. 31, 2013						732,061
Balance at Dec. 31, 2013					732,061
Balance at Dec. 31, 2013					732,061
Partner' Capital
Net income (loss) and comprehensive income (loss) | Predecessor						98,219
Net income (loss) and comprehensive income (loss)					98,219
Equity-based compensation | Predecessor						8,696
Equity-based compensation					8,696
Deemed contribution from parent, net | Predecessor						(5,375)
Deemed contribution from parent, net					(5,375)
Balance (Predecessor) at Nov. 10, 2014						833,601
Balance at Nov. 10, 2014					833,601
Balance (Predecessor) at Dec. 31, 2013						732,061
Balance at Dec. 31, 2013					732,061
Partner' Capital
Net income (loss) and comprehensive income (loss)					127,875
Net income (loss) and comprehensive income (loss)					127,875
Net income loss attributable Antero Midstream Partners LP Post Ipo					29,656
Balance at Dec. 31, 2014	$ 1,090,037	$ 71,665	$ 180,757	$ 278,444	1,620,903
Balance (Predecessor) at Nov. 10, 2014						833,601
Balance at Nov. 10, 2014					833,601
Partner' Capital
Net proceeds from IPO	1,087,224				1,087,224
Net income (loss) and comprehensive income (loss)					7,422
Equity-based compensation	565	767	936	654	2,922
Distribution to unitholders		(94,023)	(238,477)		(332,500)
Net income loss attributable Antero Midstream Partners LP Post Ipo	2,248	1,463	3,711	22,234	29,656
Balance at Dec. 31, 2014	1,090,037	71,665	180,757	278,444	1,620,903
Partner' Capital
Allocation of net investment to unitholders | Predecessor						$ (833,601)
Allocation of net investment to unitholders		163,458	414,587	255,556
Net income (loss) and comprehensive income (loss)	10,630	6,920	17,548	32,353	67,451
Equity-based compensation	2,403	3,641	3,967	2,365	12,376
Distribution to unitholders	(12,617)	(8,213)	(20,830)		(41,660)
Balance at Jun. 30, 2015	$ 1,090,453	$ 74,013	$ 181,442	$ 247,777	$ 1,593,685